CIRR-system	6 Months Ended
Jun. 30, 2020
CIRR-system
CIRR-system

Note 7. CIRR-system

Pursuant to the company’s assignment as stated in its owner instruction issued by the Swedish government, SEK administers credit granting in the Swedish system for officially supported export credits (CIRR-system). SEK receives compensation from the Swedish government in the form of an administrative fee, which is calculated based on the principal amount outstanding.

All assets and liabilities related to the CIRR-system are included in the consolidated statement of financial position since SEK bears the credit risk for the lending and acts as the counterparty for lending and borrowing. Unrealized revaluation effects on derivatives related to the CIRR-system are recognized on a net basis under Other assets.

The CIRR-system is an assignment whereby SEK acts as an agent on behalf of the Swedish government, rather than being the principal in individual transactions. Accordingly, interest income, interest expense and other costs pertaining to CIRR-system assets and liabilities are not recognized in SEK’s statement of comprehensive income.

The administrative compensation received by SEK from the Swedish government is recognized as part of interest income in SEK’s statement of comprehensive income since the commission received in compensation is equivalent to interest. Any income for SEK that arises from its credit arranger role is recognized in SEK’s statement of comprehensive income under net interest income. Net credit losses are shown in the statement of comprehensive income for SEK as SEK bears the credit risk for the lending. Refer also to Note 1 (f) to the annual financial statements included in SEK’s 2019 Annual Report on Form 20-F.

The administrative fee paid by the state to SEK as compensation is recognized in the CIRR-system as administrative compensation to SEK. Arrangement fees to SEK are recognized together with other arrangement fees as interest expenses. Refer to the following tables.

In addition to the CIRR-system, SEK administers the Swedish government’s previous concessionary credit program according to the same principles as the CIRR-system. No new lending is being offered under the concessionary credit program. As of June 30, 2020, concessionary loans outstanding amounted to Skr 491 million (year-end 2019: Skr 547 million) and operating profit for the program amounted to Skr -15 million for the period January-June 2020 (1H19: Skr -19 million). The administrative compensation to SEK amounted to Skr -1 million (1H19: Skr -1 million).

Statement of Comprehensive Income for the CIRR-system

	Apr-Jun	Jan–Mar	Apr-Jun	Jan-Jun	Jan-Jun	Jan-Dec
Skr mn	2020	2020	2019	2020	2019	2019
Interest income	582	539	520	1,121	1,018	2,074
Interest expenses	-529	-512	-479	-1,041	-936	-1,912
Net interest income	53	27	41	80	82	162

Interest compensation	11	3	1	14	1	1
Exchange-rate differences	-1	3	1	2	5	5
Profit before compensation to SEK	63	33	43	96	88	168
Administrative remuneration to SEK	-52	-50	-48	-102	-94	-192
Operating profit CIRR-system	11	-17	-5	-6	-6	-24
Reimbursement to (–) / from (+) the State	-11	17	5	6	6	24

Statement of Financial Position for the CIRR-system (included in SEK’s statement of financial position)

Skr mn	June 30, 2020	December 31, 2019
Cash and cash equivalents	4	0
Loans	79,428	76,120
Derivatives	—	26
Other assets	14,446	9,307
Prepaid expenses and accrued revenues	560	569
Total assets	94,438	86,022

Liabilities	79,601	76,257
Derivatives	14,186	9,117
Accrued expenses and prepaid revenues	651	648
Total liabilities	94,438	86,022

Commitments
Committed undisbursed loans	49,407	47,868
Binding offers	6,287	37